Summary of Significant Accounting Policies (Details) - Domo [Member] - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Total assets		$ 3,658,364	$ 2,179,580
Total liabilities		(3,386,752)	(1,910,994)
Net assets		271,612	268,586
Revenue		7,928,478	7,691,012
Net income (loss)		39	(183,074)
Net cash (used in) provided by operating activities		(1,006,413)	1,013,823
Net cash provided by (used in) financing activities	[1]	1,153,126	(997,707)
Net increase in cash and cash equivalents		146,713	16,116
Current assets [Member]
Variable Interest Entity [Line Items]
Total assets		3,658,364	2,179,580
Non-current assets [Member]
Variable Interest Entity [Line Items]
Total assets
Third-party liabilities [Member]
Variable Interest Entity [Line Items]
Total liabilities		(821,246)	(498,614)
Intercompany payables [Member]
Variable Interest Entity [Line Items]
Total liabilities	[2]	$ (2,565,506)	$ (1,412,380)

[1]	Intercompany financing activities are eliminated upon consolidation.
[2]	Payables to Taizhou Fuling and Great Plastics are eliminated upon consolidation.